SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income basic earnings per share - income available to shareholders	$ 80,833	$ 80,687	$ 23,373
Amount for diluted earnings per share - income available to shareholders	$ 80,833	$ 80,687	$ 23,373
Weighted average shares outstanding
Denominator for basic net earnings per share (in shares)	13,929,326	13,724,652	13,596,000
Effect of dilutive securities (in shares)	479	398	194
Denominator for diluted net earnings per share (in shares)	14,408,115	14,122,779	13,789,766
Basic net earnings per share (in dollars per share)	$ 5.80	$ 5.88	$ 1.73
Diluted net earnings per share (in dollars per share)	$ 5.59	$ 5.68	$ 1.67